RELATED PARTY TRANSACTIONS (Schedule of Accounts Receivable from Related Party) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Accounts receivable from related party		$ 20,799
Shanghai Pujiang [Member]
Related Party Transaction [Line Items]
Accounts receivable from related party		10,369
Zhejiang Pujiang [Member]
Related Party Transaction [Line Items]
Accounts receivable from related party		$ 10,430